Asset or Liability Financial Commodity Derivative Instrument Positions (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) $ / bbl $ / Mcf bbl Mcf	Dec. 31, 2015 USD ($) $ / bbl $ / Mcf bbl Mcf	Dec. 31, 2014 USD ($)
Derivatives Fair Value [Line Items]
Derivatives asset (liability)	$ 26,800	$ 35,800	$ 31,400
2016 | Collars
Derivatives Fair Value [Line Items]
Volume | Mcf	2,250,000	3,900,000
Floor | $ / Mcf	2.70	2.82
Ceiling | $ / Mcf	3.10	3.32
Derivatives asset (liability)	$ 973	$ 1,728
2016 | Cap Swaps
Derivatives Fair Value [Line Items]
Volume | bbl	60,000
Put Option | $ / bbl	30.00
Swap | $ / bbl	44.00
Derivatives asset (liability)	$ 42
2018 | Swaptions
Derivatives Fair Value [Line Items]
Volume | Mcf	0
Derivatives asset (liability)	$ (191)
Crude Oil
Derivatives Fair Value [Line Items]
Volume | bbl	730,750	544,500
Derivatives asset (liability)	$ 1,044	$ 2,507
Crude Oil | 2016 | Deferred Put Spread
Derivatives Fair Value [Line Items]
Volume | bbl		120,000
Put Option | $ / bbl		50.00
Floor | $ / bbl		65.00
Derivatives asset (liability)		$ 852
Crude Oil | 2016 | Collars
Derivatives Fair Value [Line Items]
Volume | bbl	445,750	379,500
Floor | $ / bbl	38.72	39.17
Ceiling | $ / bbl	50.28	52.67
Derivatives asset (liability)	$ 662	$ 1,078
Crude Oil | 2016 | Three Way Collars
Derivatives Fair Value [Line Items]
Volume | bbl	225,000	45,000
Put Option | $ / bbl	31.20	50.00
Floor | $ / bbl	41.40	65.00
Ceiling | $ / bbl	49.60	70.00
Derivatives asset (liability)	$ 340	$ 577
Refined Product (Heating Oil)
Derivatives Fair Value [Line Items]
Volume | bbl	9,000	12,000
Derivatives asset (liability)	$ (278)	$ (376)
Refined Product (Heating Oil) | 2016 | Swaps
Derivatives Fair Value [Line Items]
Volume | bbl	9,000	12,000
Swap | $ / bbl	84.00	84.00
Derivatives asset (liability)	$ (278)	$ (376)
Natural Gas
Derivatives Fair Value [Line Items]
Volume | Mcf	154,080,000	154,875,000
Derivatives asset (liability)	$ 20,166	$ 23,027
Natural Gas | Basis Swaps Dominion South
Derivatives Fair Value [Line Items]
Derivatives asset (liability)	(6,247)	(5,468)
Natural Gas | Basis Swaps Texas Gas
Derivatives Fair Value [Line Items]
Derivatives asset (liability)	$ (1,026)	$ (38)
Natural Gas | 2016 | Three Way Collars
Derivatives Fair Value [Line Items]
Volume | Mcf	8,480,000	18,570,000
Put Option | $ / Mcf	2.31	2.34
Floor | $ / Mcf	2.95	3.04
Ceiling | $ / Mcf	3.55	3.86
Derivatives asset (liability)	$ 5,054	$ 5,941
Natural Gas | 2016 | Cap Swaps
Derivatives Fair Value [Line Items]
Volume | Mcf	4,050,000	3,600,000
Put Option | $ / Mcf	2.90	3.45
Swap | $ / Mcf	3.48	4.11
Derivatives asset (liability)	$ 1,102	$ 1,977
Natural Gas | 2016 | Swaps
Derivatives Fair Value [Line Items]
Volume | Mcf	14,090,000	12,900,000
Swap | $ / Mcf	2.95	3.19
Derivatives asset (liability)	$ 10,341	$ 8,717
Natural Gas | 2016 | Swaptions
Derivatives Fair Value [Line Items]
Volume | Mcf	900,000	1,200,000
Swap | $ / Mcf	3.15	3.15
Derivatives asset (liability)	$ 767	$ 596
Natural Gas | 2016 | Put Spreads
Derivatives Fair Value [Line Items]
Volume | Mcf	9,470,000	4,500,000
Put Option | $ / Mcf	2.50	2.93
Floor | $ / Mcf	3.26	3.59
Derivatives asset (liability)	$ 808	$ 1,737
Natural Gas | 2016 | Basis Swaps Dominion South
Derivatives Fair Value [Line Items]
Volume | Mcf	17,665,000	16,630,000
Swap | $ / Mcf	(0.89)	(0.94)
Derivatives asset (liability)	$ (1,879)	$ (1,634)
Natural Gas | 2017 | Three Way Collars
Derivatives Fair Value [Line Items]
Volume | Mcf	16,300,000	16,300,000
Put Option | $ / Mcf	2.33	2.33
Floor | $ / Mcf	3.02	3.02
Ceiling | $ / Mcf	3.89	3.89
Derivatives asset (liability)	$ 5,066	$ 4,319
Natural Gas | 2017 | Cap Swaps
Derivatives Fair Value [Line Items]
Volume | Mcf	5,700,000	2,100,000
Put Option | $ / Mcf	2.65	3.34
Swap | $ / Mcf	3.20	4.07
Derivatives asset (liability)	$ 951	$ 1,225
Natural Gas | 2017 | Swaps
Derivatives Fair Value [Line Items]
Volume | Mcf	960,000	960,000
Swap | $ / Mcf	3.60	3.60
Derivatives asset (liability)	$ 903	$ 797
Natural Gas | 2017 | Swaptions
Derivatives Fair Value [Line Items]
Volume | Mcf	0	0
Derivatives asset (liability)	$ (263)	$ (297)
Natural Gas | 2017 | Basis Swaps Dominion South
Derivatives Fair Value [Line Items]
Volume | Mcf	4,550,000	4,550,000
Swap | $ / Mcf	(0.83)	(0.83)
Derivatives asset (liability)	$ (1,092)	$ (665)
Natural Gas | 2017 | Calls
Derivatives Fair Value [Line Items]
Volume | Mcf	3,000,000	3,000,000
Ceiling | $ / Mcf	3.64	3.64
Derivatives asset (liability)	$ (753)	$ (380)
Natural Gas | 2017 | Basis Swaps Texas Gas
Derivatives Fair Value [Line Items]
Volume | Mcf	14,600,000	14,600,000
Swap | $ / Mcf	(0.13)	(0.13)
Derivatives asset (liability)	$ (513)	$ (19)
Natural Gas | 2018 | Three Way Collars
Derivatives Fair Value [Line Items]
Volume | Mcf	7,875,000	7,875,000
Put Option | $ / Mcf	2.29	2.29
Floor | $ / Mcf	2.88	2.88
Ceiling | $ / Mcf	3.56	3.56
Derivatives asset (liability)	$ 1,046	$ 916
Natural Gas | 2018 | Cap Swaps
Derivatives Fair Value [Line Items]
Volume | Mcf	1,800,000	1,800,000
Put Option | $ / Mcf	3.30	3.30
Swap | $ / Mcf	4.05	4.05
Derivatives asset (liability)	$ 1,060	$ 1,069
Natural Gas | 2018 | Swaps
Derivatives Fair Value [Line Items]
Volume | Mcf	960,000	960,000
Swap | $ / Mcf	3.60	3.60
Derivatives asset (liability)	$ 903	$ 797
Natural Gas | 2018 | Basis Swaps Dominion South
Derivatives Fair Value [Line Items]
Volume | Mcf	6,400,000	6,400,000
Swap | $ / Mcf	(0.83)	(0.83)
Derivatives asset (liability)	$ (1,092)	$ (960)
Natural Gas | 2018 | Calls
Derivatives Fair Value [Line Items]
Volume | Mcf	5,810,000	5,810,000
Ceiling | $ / Mcf	3.97	3.97
Derivatives asset (liability)	$ (328)	$ (609)
Natural Gas | 2018 | Basis Swaps Texas Gas
Derivatives Fair Value [Line Items]
Volume | Mcf	14,600,000	14,600,000
Swap | $ / Mcf	(0.13)	(0.13)
Derivatives asset (liability)	$ (513)	$ (19)
Natural Gas | 2019 | Basis Swaps Dominion South
Derivatives Fair Value [Line Items]
Volume | Mcf	7,300,000	7,300,000
Swap | $ / Mcf	(0.83)	(0.83)
Derivatives asset (liability)	$ (1,092)	$ (1,103)
Natural Gas | 2020 | Basis Swaps Dominion South
Derivatives Fair Value [Line Items]
Volume | Mcf	7,320,000	7,320,000
Swap | $ / Mcf	(0.83)	(0.83)
Derivatives asset (liability)	$ (1,092)	$ (1,106)
Natural Gas Liquids
Derivatives Fair Value [Line Items]
Volume | bbl	1,671,000	1,551,000
Derivatives asset (liability)	$ 5,874	$ 10,594
Natural Gas Liquids | 2016 | C3+ NGL Swaps
Derivatives Fair Value [Line Items]
Volume | bbl	1,038,000	1,131,000
Swap | $ / bbl	30.66	32.76
Derivatives asset (liability)	$ 6,006	$ 9,888
Natural Gas Liquids | 2016 | Ethane Swaps
Derivatives Fair Value [Line Items]
Volume | bbl	165,000	240,000
Swap | $ / bbl	8.82	8.82
Derivatives asset (liability)	$ 155	$ 362
Natural Gas Liquids | 2017 | C3+ NGL Swaps
Derivatives Fair Value [Line Items]
Volume | bbl	468,000	180,000
Swap | $ / bbl	20.16	21.42
Derivatives asset (liability)	$ (287)	$ 344